INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	December 31,
	2019	2020
Raw materials	$12,965	$11,335
Work-in-process	7,262	7,887
Finished goods	16,164	22,937
Total	$36,391	$42,159

Inventory write-down was $0.9 million, $0.3 million and $2 million for the years ended December 31, 2018, 2019 and 2020.